Statement of comprehensive income (Parenthetical) R in Millions	12 Months Ended
Jun. 30, 2022 ZAR (R)
Statement
Foreign currency translation reserve on disposal of business reclassified to the income statement	R (8,024)
Canadian shale gas asset
Statement
Foreign currency translation reserve on disposal of business reclassified to the income statement	(4,900)
Wax business
Statement
Foreign currency translation reserve on disposal of business reclassified to the income statement	R (2,900)